Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and noninterest-bearing deposits with banks	$ 13,806	$ 12,664
Interest-bearing deposits with banks	57,374	61,909
Total cash and cash equivalents	71,180	74,573
Certificates of deposit in financial institutions	2,065	1,820
Securities available for sale	102,164	101,125
Securities held to maturity (estimated fair value: 2018 - $16,234; 2017 - $18,079)	15,816	17,581
Restricted investments in bank stocks	7,506	7,506
Total loans	777,052	769,319
Less: Allowance for loan losses	(6,728)	(7,499)
Net loans	770,324	761,820
Premises and equipment, net	14,855	13,281
Other real estate owned, net	430	1,574
Accrued interest receivable	2,638	2,503
Goodwill	7,371	7,371
Other intangible assets, net	379	514
Bank owned life insurance and annuity assets	29,392	28,675
Other assets	6,373	7,947
Total assets	1,030,493	1,026,290
Liabilities
Noninterest-bearing deposits	237,821	253,655
Interest-bearing deposits	608,883	603,069
Total deposits	846,704	856,724
Other borrowed funds	39,713	35,949
Subordinated debentures	8,500	8,500
Accrued liabilities	17,702	15,756
Total liabilities	912,619	916,929
Commitments and Contingent Liabilities (See Note L)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2018 – 5,400,065 shares issued; 2017 - 5,362,005 shares issued)	5,400	5,362
Additional paid-in capital	49,477	47,895
Retained earnings	80,844	72,694
Accumulated other comprehensive loss	(2,135)	(878)
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	117,874	109,361
Total liabilities and shareholders’ equity	$ 1,030,493	$ 1,026,290